Pax Global Environmental Markets Fund	Schedule of Investments (Unaudited) September 30, 2019

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL	VALUE
COMMON STOCKS: 97.7%
RENEWABLE & ALTERNATIVE ENERGY: 1.2%
RENEWABLE ENERGY DEVELOPERS &
INDEPENDENT POWER PRODUCERS (IPPS) : 1.2%
Huaneng Renewables Corp., Ltd.	31,215,107	$10,350,677

ENERGY EFFICIENCY: 36.3% (a)
POWER NETWORK EFFICIENCY: 5.5%
Hubbell, Inc.	123,166	16,184,012
Schneider Electric SE	340,286	29,755,311
		45,939,323
INDUSTRIAL ENERGY EFFICIENCY: 9.1%
ANSYS, Inc. (b)	57,291	12,681,936
Delta Electronics, Inc.	3,311,475	14,147,969
PTC, Inc. (b)	193,165	13,169,990
Rockwell Automation, Inc.	51,399	8,470,555
Siemens AG	262,741	28,125,138
		76,595,588
BUILDINGS ENERGY EFFICIENCY: 9.9%
A.O. Smith Corp.	172,620	8,235,700
Autodesk, Inc. (b)	110,550	16,328,235
Ingersoll-Rand PLC	200,986	24,763,485
Kingspan Group PLC	148,078	7,230,615
Sekisui Chemical Co., Ltd.	742,900	11,561,069
Signify NV	531,469	14,606,144
		82,725,248
TRANSPORT ENERGY EFFICIENCY: 10.8%
Aptiv PLC	282,660	24,710,138
Delphi Technologies PLC	536,962	7,195,291
TE Connectivity, Ltd.	270,006	25,159,159
Umicore SA	341,135	12,889,190
Zhuzhou CRRC Times Electric Co. Ltd.	5,030,500	20,819,735
		90,773,513
CONSUMER ENERGY EFFICIENCY: 1.0%
Murata Manufacturing Co., Ltd.	180,900	8,767,777

WATER INFRASTRUCTURE & TECHNOLOGIES: 24.4%
WATER INFRASTRUCTURE: 9.7%
Ferguson PLC	185,592	13,544,637
Georg Fischer AG	11,217	9,723,602
IDEX Corp.	120,951	19,821,450
Pentair PLC	341,238	12,898,796
Xylem, Inc.	319,213	25,415,739
		81,404,224
WATER TREATMENT EQUIPMENT: 3.2%
Coway Co, Ltd.	108,393	7,678,101
Ecolab, Inc.	96,870	19,184,135
		26,862,236
WATER UTILITIES: 9.0%
American Water Works Co., Inc.	175,565	21,810,440
Beijing Enterprises Water Group, Ltd. (b)	22,236,000	11,377,540
Pennon Group PLC	1,426,869	14,508,938
Suez	1,753,466	27,558,506
		75,255,424
DIVERSIFIED WATER INFRASTRUCTURE & TECHNOLOGY: 2.5%
Danaher Corp.	145,621	21,032,041

POLLUTION CONTROL: 12.1%
ENVIRONMENTAL TESTING & GAS SENSING: 9.1%
Agilent Technologies, Inc.	336,431	25,780,708
Applus Services SA	623,683	8,088,445
Intertek Group PLC	290,925	19,582,808
Waters Corp. (b)	100,839	22,510,290
		75,962,251
PUBLIC TRANSPORTATION: 3.0%
East Japan Railway Co.	262,300	25,081,768

WASTE MANAGEMENT & TECHNOLOGIES: 4.5%
WASTE TECHNOLOGY EQUIPMENT: 0.9%
China Everbright International, Ltd.	9,464,555	7,280,071

GENERAL WASTE MANAGEMENT: 3.6%
Waste Management, Inc.	265,462	30,528,130

FOOD, AGRICULTURE & FORESTRY: 15.5%
LOGISTICS, FOOD SAFETY & PACKAGING: 7.7%
GEA Group AG	690,478	18,627,554
Mettler-Toledo International, Inc. (b)	12,075	8,505,630
Sealed Air Corp.	398,202	16,529,365
WestRock Co.	572,009	20,849,728
		64,512,277
SUSTAINABLE & EFFICIENT AGRICULTURE: 7.8%
Koninklijke DSM NV	107,661	12,960,422
Kubota Corp.	1,211,600	18,426,846
Trimble, Inc. (b)	546,928	21,226,276
Welbilt, Inc. (b)(c)	784,022	13,218,611
		65,832,155
DIVERSIFIED ENVIRONMENTAL: 3.7%
Linde PLC	161,507	31,287,136

TOTAL COMMON STOCKS
(Cost $708,092,879)		820,189,839

MONEY MARKET: 2.1%
State Street Institutional U.S. Government Money Market Fund, 1.880% (d)(e)	17,737,402	17,737,402
(Cost $17,737,402)

TOTAL INVESTMENTS: 99.8%		837,927,241
(Cost $725,830,281)

Other assets and liabilities - (net): 0.2%		1,782,873

Net Assets: 100.0%		$839,710,114

(a)	Broad industry sectors used for financial reporting.
(b)	Non-income producing security.
(c)	Security or partial position of this security was on loan as of September 30, 2019. The total market value of securities on loan as of September 30, 2019 was $7,457,178.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(e)	Premier Class shares

SUMMARY OF INVESTMENTS BY COUNTRY

COUNTRY	VALUE	PERCENT OF NET ASSETS
Belgium	$12,889,190	1.5%
China	49,828,022	5.9%
France	57,313,818	6.8%
Germany	46,752,692	5.6%
Ireland	7,230,615	0.9%
Japan	63,837,461	7.6%
Netherlands	27,566,567	3.3%
South Korea	7,678,101	0.9%
Spain	8,088,445	1.0%
Switzerland	9,723,602	1.2%
Taiwan	14,147,969	1.7%
United Kingdom	54,831,674	6.5%
United States	460,301,683	54.8%
Money Market	17,737,402	2.1%
Other assets and liabilities (net)	1,782,873	0.2%
Total	$839,710,114	100.0%